WEIGHTED AVERAGE UNITS	12 Months Ended
Dec. 31, 2013
WEIGHTED AVERAGE UNITS
WEIGHTED AVERAGE UNITS

6.              WEIGHTED AVERAGE UNITS

The weighted average number of Units outstanding was computed for purposes of disclosing net income (loss) per weighted average Unit.  The weighted average Units outstanding, for the years ended December 31, 2013, 2012 and 2011 equals the Units outstanding as of such date, adjusted proportionately for Units sold and redeemed based on the respective length of time each was outstanding during the year.